Derivative and firm commitment assets and liabilities - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Assets - total	€ 197	€ 156
Notional - assets total	11,264	13,924
Liabilities
Liabilities - hedging	(66)	(148)
Liabilities - total	(299)	(295)
Notional - liabilities total	9,342	10,986
Foreign exchange forward contracts
Assets
Assets - trading	110	58
Notional - assets trading	7,129	6,889
Liabilities
Liabilities - trading	(165)	(35)
Notional - liabilities trading	6,124	6,012
Currency options bought
Assets
Assets - trading	15	0
Notional - assets trading	770	10
Liabilities
Liabilities - trading	0	0
Notional - liabilities trading	0	0
Embedded derivatives
Assets
Assets - trading	19	3
Notional - assets trading	996	620
Liabilities
Liabilities - trading	0	0
Notional - liabilities trading	0	0
Other derivatives
Assets
Assets - trading	0	0
Notional - assets trading	0	12
Liabilities
Liabilities - trading	0	0
Notional - liabilities trading	0	0
Cash flow hedges
Assets
Assets - hedging		2
Liabilities
Liabilities - hedging	(12)
Cash flow hedges | Foreign exchange forward contracts
Assets
Assets - hedging	7	26
Notional - assets hedging	381	1,206
Liabilities
Liabilities - hedging	(19)	(19)
Notional - liabilities hedging	733	1,039
Cash flow hedges | Currency options bought
Assets
Assets - hedging	0	3
Notional - assets hedging	90	466
Liabilities
Liabilities - hedging	0	0
Notional - liabilities hedging	0	0
Cash flow hedges | Currency options sold
Assets
Assets - hedging	0	0
Notional - assets hedging	0	0
Liabilities
Liabilities - hedging	0	0
Notional - liabilities hedging	0	23
Cash flow hedges | Fuel hedges
Assets
Assets - hedging	0	0
Notional - assets hedging	0	0
Liabilities
Liabilities - hedging	0	(1)
Notional - liabilities hedging	0	50
Cash flow and fair value hedges | Cross-currency swaps
Assets
Assets - hedging	15	0
Notional - assets hedging	241	0
Liabilities
Liabilities - hedging	(97)	(144)
Notional - liabilities hedging	722	905
Fair value hedges
Liabilities
Liabilities - hedging	0	(45)
Fair value hedges | Foreign exchange forward contracts
Assets
Assets - hedging	0	14
Notional - assets hedging	0	627
Liabilities
Liabilities - hedging	0	(59)
Notional - liabilities hedging	0	1,337
Fair value hedges | Interest rate swaps
Assets
Assets - hedging	28	24
Notional - assets hedging	1,130	1,195
Liabilities
Liabilities - hedging	(10)	(28)
Notional - liabilities hedging	792	1,105
Fair value hedges | Firm commitments
Assets
Assets - hedging	0	22
Notional - assets hedging	0	1,788
Liabilities
Liabilities - hedging	0	(9)
Notional - liabilities hedging	0	434
Hedges on net investment in foreign subsidiaries
Assets
Assets - hedging		5
Liabilities
Liabilities - hedging	(5)
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts
Assets
Assets - hedging	3	6
Notional - assets hedging	527	1,111
Liabilities
Liabilities - hedging	(8)	0
Notional - liabilities hedging	€ 971	€ 81